Segment Results - Corporate Divisions - Investment Bank (Detail) - Investment Bank [Member] - EUR (€) € in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Net revenues [Abstract]
Fixed Income, Currency (FIC) Sales & Trading		€ 2,146	€ 2,385	[1]	€ 4,506	€ 5,226	[1]
Debt Origination		212	21	[1]	425	328	[1]
Equity Origination		30	45	[1]	52	79	[1]
Advisory		48	166	[1]	140	299	[1]
Origination and Advisory		291	232	[1]	618	707	[1]
Other		(76)	28	[1]	(71)	37	[1]
Total net revenues		2,361	2,646	[1]	5,052	5,969	[1]
Provision for credit losses		141	72	[1]	181	108	[1]
Noninterest expenses [Abstract]
Compensation and benefits		646	588	[1]	1,259	1,200	[1]
General and administrative expenses		990	943	[1]	2,169	2,127	[1]
Impairment of goodwill and other intangible assets		0	0	[1]	0	0	[1]
Restructuring activities		(1)	2	[1]	0	3	[1]
Total noninterest expenses		1,636	1,533	[1]	3,427	3,330	[1]
Noncontrolling interests		8	2	[1]	6	3	[1]
Profit (loss) before tax		576	1,038	[1]	1,437	2,528	[1]
Total assets	[2]	662,000	706,000	[1]	662,000	706,000	[1]
Risk-weighted assets (RWA)		145,000	144,000		145,000	144,000
of which, operational risk RWA		23,000	24,000		23,000	24,000
Leverage exposure		546,000	557,000		546,000	557,000
Deposits		12,000	17,000		12,000	17,000
Loans gross of allowances for loan losses	[2]	€ 103,000	€ 99,000	[1]	€ 103,000	€ 99,000	[1]
Cost Income Ratio		69.30%	58.00%	[1]	67.80%	55.80%	[1]
Post tax return on average shareholders equity		5.00%	10.60%		6.60%	13.20%
Post tax return on average tangible shareholders equity		5.30%	11.10%		6.90%	13.90%

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	As of quarter-end